CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2019			¥ 594,493	¥ 687,761	¥ 1,486,825	¥ 17,833	¥ (71,107)	¥ 24,224		¥ (108,968)		¥ 49,732
Cumulative effect of change in accounting principle	[1]				5,592
Net income attributable to NHI shareholders		¥ 216,998			216,998
Cash dividends					(63,670)							(1,483)
Gain (loss) on sales of treasury stock					(294)
Stock-based compensation awards				(4,326)
Changes in ownership interests in subsidiaries				(203)
Changes in an affiliated company's interests in its subsidiary
Net change during the year						(44,107)
Pension liability adjustment		8,536					8,536
Own credit adjustments		38,516						38,516
Repurchases of common stock										(150,009)
Sales of common stock										0
Common stock issued to employees										15,373
Cancellation of treasury stock
Net income attributable to noncontrolling interests		(2,369)										2,369
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												(302)
Purchase/sale (disposition) of subsidiary shares, etc., net												18,264
Other net change in noncontrolling interests												9,217
Balance at end of year at Mar. 31, 2020		2,731,264	594,493	683,232	1,645,451	(26,274)	(62,571)	62,740	¥ (26,105)	(243,604)	¥ 2,653,467	77,797
Cumulative effect of change in accounting principle	[1]				(18,200)
Net income attributable to NHI shareholders		153,116			153,116
Cash dividends					(107,104)							(1,416)
Gain (loss) on sales of treasury stock					(346)
Stock-based compensation awards				11,775
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests in its subsidiary				1,115
Net change during the year						44,590
Pension liability adjustment		19,094					19,094
Own credit adjustments		(75,723)						(75,723)
Repurchases of common stock										(11)
Sales of common stock										0
Common stock issued to employees										13,165
Cancellation of treasury stock					(139,204)					139,204
Net income attributable to noncontrolling interests		(7,281)										7,281
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												944
Purchase/sale (disposition) of subsidiary shares, etc., net												673
Other net change in noncontrolling interests												(23,766)
Balance at end of year at Mar. 31, 2021		2,756,451	594,493	696,122	1,533,713	18,316	(43,477)	(12,983)	(38,144)	(91,246)	2,694,938	61,513
Cumulative effect of change in accounting principle	[1]
Net income attributable to NHI shareholders		142,996			142,996
Cash dividends					(67,007)							(1,421)
Gain (loss) on sales of treasury stock					(2,715)
Stock-based compensation awards				1,421
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests in its subsidiary
Changes In An Affiliated Company Interests				(36)
Net change during the year						118,596
Pension liability adjustment		(326)					(326)
Own credit adjustments		47,847						47,847
Repurchases of common stock										(39,650)
Sales of common stock										0
Common stock issued to employees										18,541
Cancellation of treasury stock
Net income attributable to noncontrolling interests		(3,537)										3,537
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												2,926
Purchase/sale (disposition) of subsidiary shares, etc., net												1,307
Other net change in noncontrolling interests												(9,664)
Balance at end of year at Mar. 31, 2022		¥ 2,972,803	¥ 594,493	¥ 697,507	¥ 1,606,987	¥ 136,912	¥ (43,803)	¥ 34,864	¥ 127,973	¥ (112,355)	¥ 2,914,605	¥ 58,198

[1]	Represents the adjustments to initially apply Accounting Standards Update ASU 2016-02, “Leases” for the year ended March 31, 2020 and ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” for the year ended March 31, 2021.